Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Document and Entity Information
Document Type	20-F
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Central Index Key	0001333141
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32749
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Else-Kröner-Strasse 1
Entity Address, Postal Zip Code	61352
Entity Address, City or Town	Bad Homburg
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding	293,413,449
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	PricewaterhouseCoopers GmbH	PricewaterhouseCoopers GmbH	PricewaterhouseCoopers GmbH
Auditor Location	Frankfurt am Main, Germany	Frankfurt am Main, Germany	Frankfurt am Main, Germany
Auditor Firm ID	1275	1275	1275
Business Contact
Document and Entity Information
Contact Personnel Name	Alexandra Dambeck
City Area Code	+49
Local Phone Number	6172 608 7640
Contact Personnel Email Address	Alexandra.Dambeck@FMC-AG.com
Entity Address, Address Line One	Else-Kröner-Strasse 1
Entity Address, Postal Zip Code	61352
Entity Address, City or Town	Bad Homburg
Entity Address, Country	DE
American Depositary Shares representing Ordinary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares representing Ordinary Shares
Trading Symbol	FMS
Security Exchange Name	NYSE
Ordinary Shares, no par value
Document and Entity Information
Title of 12(b) Security	Ordinary Shares, no par value
No Trading Symbol Flag	true
Security Exchange Name	NYSE